Note 4 - Accounting Policies and New Standards Adopted	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of initial application of standards or interpretations [text block]
4.	ACCOUNTING POLICIES AND NEW STANDARDS ADOPTED

IFRS
16

IFRS
16
supersedes IAS
17,
Leases
, and related interpretations and is effective for annual periods beginning on or after
January 1, 2019.
The Company adopted the standard, effective
April 1, 2019,
using the modified retrospective approach, with the cumulative effect of adopting IFRS
16
being recognized in equity as an adjustment to the opening balance of accumulated deficit for the current period. Prior periods have not
been restated.

Accounting policy

At inception of a contract, the Company assesses whether a contract is, or contains a lease, by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•	The contract involves the use of an identified asset – this
may
be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not
identified;
•	The Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and
•	The Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Company has the right to direct the use of the asset if either:
o	The Company has the right to operate the asset; or
o	The Company designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone price.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.  The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment.  In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not
paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise the following:

•	Fixed payments, including in-substance fixed payments;
•	Variable lease payments that depend on an index or a rate, initially measured using the relevant index or rate as at the commencement date;
•	Amounts expected to be payable under a residual value guarantee; and
•	The exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not
to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in the relevant index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company presents right-of-use assets in “property and equipment” and lease liabilities in “other non-current liabilities” in the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Company has elected
not
to recognize right-of-use assets and lease liabilities for short-term leases of property and equipment that have a lease term of
12
months or less and leases of low-value assets, such as some IT equipment.  The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Nature of leased assets

The Company leases various offices, equipment and vehicles.  Rental contracts are typically made for fixed periods of one
to
ten
years but
may
have extension options as described below.  Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.  Leased assets may
not
be used as security for borrowing purposes. Some leases provide for additional rent payments based on changes in inflation.

Extension and termination options

Some office leases include an option to renew the lease for an additional period after the non-cancellable contract period.  Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options.  The Company reassesses its portfolio of leases to determine whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control.  The Company considers all facts and circumstances when making this decision. The Company examines whether there is an economic incentive or penalty that would affect the decision to exercise the option (for example, whether the lease option is below market value or whether the Company has made significant investments in leasehold improvements). Where it is not
reasonably certain that the lease will be extended or terminated the Company will not
recognize these options.

The application of IFRS
16
requires significant judgments and certain key estimations to be made including:

•	Identifying whether a contract (or part of a contract) includes a lease;
•	Determining whether it is reasonably certain that an extension or termination option will be exercised;
•	Determining whether variable payments are in substance fixed;
•	Establishing whether there are multiple leases in an arrangement; and
•	Determining the stand-alone selling price of lease and non-lease components.

Key sources of estimation uncertainty in the application of IFRS
16
include the following:

•	Estimating the lease term;
•	Determining the appropriate rate to discount lease payments; and
•	Assessing whether a right-of-use asset is impaired.

Unanticipated changes in these judgments or estimates could affect the identification and determination of the fair value of lease liabilities and right-of-use assets at initial recognition, as well as the subsequent measurement of lease liabilities and right-of-use assets. These items could potentially result in changes to amounts reported in the consolidated statements of income (loss) and consolidated statements of financial position in a given period.

Initial application

The Company has elected the practical expedient to
not
reassess whether a contract is, or contains, a lease at
April 1, 2019,
the date of initial application of IFRS
16.
The Company has also elected the practical expedient to
not
separate non-lease components from lease components, accounting for them as a single lease component. On transition to IFRS
16,
the weighted average incremental borrowing rate applied to the calculation of lease liabilities is
6.75%.

For previously recognized operating leases, the Company has elected the practical expedient to measure the right-of-use assets equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments recognized immediately before the date of initial application. Additionally, the Company has elected the practical expedient to not
include initial direct costs in the measurement of the right-of-use asset for these leases as at the initial application date.

For previously recognized operating leases with an initial lease term of
12
months or less (short-term leases) and for leases of low value assets, the Company has applied the optional recognition exemptions to not
recognize the right-of-use assets and related lease liabilities for these leases. In addition, the Company has elected the practical expedient to account for previously recognized operating leases with a remaining lease term of
12
months or less upon transition as short-term leases. The Company is accounting for the lease expense on a straight-line basis over the remaining lease term. The Company's former operating leases consist of office facility leases.

Instead of performing an impairment review on the right-of-use assets at the date of initial application, the Company has elected the practical expedient to rely on its historic assessment as to whether leases were onerous immediately before the initial application date.

Impact on interim condensed consolidated financial statements

The following is a reconciliation of total operating lease commitments at
March 31, 2019
to the lease liabilities recognized at
April 1, 2019:

Total operating lease commitments disclosed at March 31, 2019	$21,243
Short-term leases and other minor adjustments	(707)
Operating lease liabilities before discounting	20,536
Discounted using the incremental borrowing rate	(2,011)
Total lease liabilities recognized under IFRS 16 at April 1, 2019	$18,525

As at
April 1, 2019,
the financial statement impact of IFRS
16
was as follows:

•	Right-of-use assets of
$18.5
million have been recognized in relation to former operating leases and have been included in property and equipment caption on the interim unaudited condensed consolidated statements of financial position.

•	Additional lease liabilities of
$18.5
million have been recognized in relation to former operating leases and have been included in other current and non-current liabilities on the unaudited interim condensed consolidated statements of financial position, depending on the maturity of the lease.

IFRS Interpretations Committee (“IFRIC”)
23,
Uncertainty over Income Tax Treatment
(“IFRIC
23”
)

The Company adopted IFRIC
23
on
April 1, 2019.
There was
no
effect to the consolidated financial statements as a result of adoption of the standard.